Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Financial liabilities at fair value
Liability for put options with non-controlling interests	₨ 4,508	$ 48	₨ 5,344
Employee share based payment obligation	1,160	12	0
Financial liabilities designated as fair value through profit & loss
Liability for put options - others	9,047	96	0
Financial liabilities at amortised cost
Liability for operation and maintenance	1,015	11	1,015
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	89	1	217
Total	15,819	169	6,576
Financial liabilities at fair value
Liability for put options with non-controlling interests	1,136	12	1,027
Employee share based payment obligation	18	0	0
Derivative instruments - share warrants	14	0	190
Financial liabilities at amortised cost
Capital creditors	44,176	471	32,545
Purchase consideration payable	4	0	44
Liability for operation and maintenance	308	3	308
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	14	0	640
Total	₨ 45,670	$ 487	₨ 34,754